As filed with the U.S. Securities and Exchange Commission
on August 8, 2024
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 801 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 804 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
605 3rd Avenue, 43rd Floor
New York, NY 10158
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (212) 644-6440

Send Copies of Communications to:

Jasmin Ali	Eric S. Purple, Esquire
605 3rd Avenue, 43rd Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10158	2000 K Street, N.W., Suite 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on August 16, 2024 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 801 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 717, which was filed with the Securities and Exchange Commission on March 29, 2023 for the Global X Gold Income Strategy ETF. This Post-Effective Amendment No. 801 is filed solely for the purpose of designating August 16, 2024 as the new effective date of Post-Effective Amendment No. 717, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was previously delayed in Post-Effective Amendment No. 725 filed on June 2, 2023, Post-Effective Amendment No. 734 filed on July 10, 2023, Post-Effective Amendment No. 736 filed on July 17, 2023, Post-Effective Amendment No. 741 filed on July 28, 2023, Post-Effective Amendment No. 743 filed on August 8, 2023, Post-Effective Amendment No. 744 filed on August 15, 2023, Post-Effective Amendment No. 746 filed on September 5, 2023, Post-Effective Amendment No. 747 filed on September 15, 2023, Post-Effective Amendment No. 748 filed on September 22, 2023, Post-Effective Amendment No. 753 filed on October 13, 2023, Post-Effective Amendment No. 754 filed on October 18, 2023, Post-Effective Amendment No. 758 filed on October 25, 2023, Post-Effective Amendment No. 760 filed on November 9, 2023, Post-Effective Amendment No. 761 filed on November 14, 2023, Post-Effective Amendment No. 763 filed on December 14, 2023, Post-Effective Amendment No. 765 filed on January 11, 2024, Post-Effective Amendment No. 768 filed on January 25, 2024, Post-Effective Amendment No. 771 filed on February 2, 2024, Post-Effective Amendment No. 773 filed on February 15, 2024, Post-Effective Amendment No. 776 filed on February 23, 2024, Post-Effective Amendment No. 778 filed on March 4, 2024, Post-Effective Amendment No. 782 filed on April 2, 2024, Post-Effective Amendment No. 787 filed on April 30, 2024, Post-Effective Amendment No. 791 filed on May 29, 2024, Post-Effective Amendment No. 794 filed on June 27, 2024 and Post-Effective Amendment No. 798 filed on July 25, 2024. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 801 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 8th day of August, 2024.

Global X Funds

By: /s/ Ryan O'Connor
Ryan O'Connor

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Name	Title	Date

/s/ Ryan O'Connor	President	August 8, 2024
Ryan O'Connor

/s/ Eric Olsen	Chief Financial Officer, Treasurer and Principal Accounting Officer	August 8, 2024
Eric Olsen

*	Trustee	August 8, 2024
Charles A. Baker

*	Trustee	August 8, 2024
Susan M. Ciccarone

*	Trustee	August 8, 2024
Clifford J. Weber

*/s/ Joseph Costello
Attorney-In-Fact, pursuant to power of attorney